Leases - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Operating lease expense	$ 34,000	$ 34,000
Variable lease expense	0	0
Short term leases, rent expense	$ 18,000	57,000
Cash paid for amounts included in measurement of lease liability		$ 21,000
Laboratory and Office Facilities
Lessee Lease Description [Line Items]
Operating lease initial term			1 year	1 year
Laboratory and Office Facilities | Bothell, Washington
Lessee Lease Description [Line Items]
Operating lease expiration month and year		2027-08
Operating lease initial term	7 years	7 years
Operating lease existence of option to extend		true
Operating lease, additional term of contract	5 years	5 years
Operating lease, remaining lease term	6 years 10 months 24 days	6 years 10 months 24 days
Incremental borrowing rate	8.20%	8.20%
Laboratory and Office Facilities | University of Washington, Seattle
Lessee Lease Description [Line Items]
Operating lease initial term	12 months	12 months